John Hancock Mid Cap Growth Fund Expense Example, No Redemption - Class A C I R6 [Member] - John Hancock Mid Cap Growth Fund - Class C	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 195
Expense Example, No Redemption, 3 Years	620
Expense Example, No Redemption, 5 Years	1,070
Expense Example, No Redemption, 10 Years	$ 2,127